JPMorgan SmartRetirement® Blend 2015 Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 40.8%
Fixed Income — 16.4%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	255	1,806
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	49	264
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	17	141
JPMorgan High Yield Fund Class R6 Shares (a)	166	1,001
Total Fixed Income		3,212
International Equity — 4.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	67	916
U.S. Equity — 19.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	72	3,875
Total Investment Companies (Cost $8,843)		8,003
Exchange-Traded Funds — 31.2%
Alternative Assets — 1.0%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	3	202
Exchange-Traded Fund — 4.4%
iShares Russell 2000 ETF	2	379
iShares Russell Mid-Cap ETF	8	488
Total Exchange-Traded Fund		867
Fixed Income — 16.0%
JPMorgan High Yield Research Enhanced ETF (a)	—	3
JPMorgan Inflation Managed Bond ETF (a)	33	1,475
JPMorgan U.S. Aggregate Bond ETF (a)	36	1,651
Total Fixed Income		3,129
International Equity — 9.8%
JPMorgan BetaBuilders International Equity ETF (a)	45	1,921
Total Exchange-Traded Funds (Cost $6,822)		6,119
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 8.9%
U.S. Treasury Bonds
1.13%, 5/15/2040	64	40
1.38%, 11/15/2040	37	24
2.25%, 5/15/2041	8	6
1.75%, 8/15/2041	40	27
2.00%, 11/15/2041	31	22
3.38%, 8/15/2042	10	9
2.25%, 8/15/2046	15	11
1.38%, 8/15/2050	82	48
1.63%, 11/15/2050	58	36
1.88%, 11/15/2051	22	15
2.25%, 2/15/2052	86	63

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
U.S. Treasury Notes
0.13%, 1/31/2023 (b)	478	472
0.13%, 9/15/2023	10	10
3.25%, 8/31/2024	145	142
1.50%, 2/15/2025	60	56
3.13%, 8/15/2025	40	39
0.25%, 8/31/2025	146	130
0.38%, 11/30/2025	46	41
3.25%, 6/30/2027	50	48
2.75%, 7/31/2027	50	47
0.50%, 8/31/2027	138	116
3.13%, 8/31/2027	50	48
1.25%, 3/31/2028	15	13
1.25%, 5/31/2028	12	10
2.63%, 7/31/2029	20	18
3.13%, 8/31/2029	106	101
1.88%, 2/15/2032	9	8
2.88%, 5/15/2032	40	37
2.75%, 8/15/2032	35	32
U.S. Treasury STRIPS Bonds
1.03%, 8/15/2026 (c)	40	34
1.14%, 5/15/2027 (c)	40	33
2.35%, 5/15/2041 (c)	35	16
Total U.S. Treasury Obligations (Cost $1,919)		1,752
Mortgage-Backed Securities — 4.9%
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	9	8
Pool # QB4026, 2.50%, 10/1/2050	24	20
Pool # QB4045, 2.50%, 10/1/2050	15	13
Pool # QB4484, 2.50%, 10/1/2050	8	7
Pool # QB4542, 2.50%, 10/1/2050	8	7
Pool # RA4224, 3.00%, 11/1/2050	4	4
Pool # QB8503, 2.50%, 2/1/2051	13	11
Pool # QC4789, 3.00%, 7/1/2051	15	13
Pool # QE1832, 4.50%, 5/1/2052	30	29
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	13	13
Pool # FM3118, 3.00%, 5/1/2050	6	5
Pool # BQ2894, 3.00%, 9/1/2050	12	10
Pool # BQ3996, 2.50%, 10/1/2050	11	9
Pool # BQ5243, 3.50%, 10/1/2050	4	4
Pool # CA7398, 3.50%, 10/1/2050	14	13
Pool # CA8637, 4.00%, 1/1/2051	30	28
Pool # BU1805, 2.50%, 12/1/2051	22	19
Pool # CB2637, 2.50%, 1/1/2052	14	12
Pool # BU3079, 3.00%, 1/1/2052	8	7
Pool # BV0273, 3.00%, 1/1/2052	10	8

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB2670, 3.00%, 1/1/2052	15	13
Pool # BV4831, 3.00%, 2/1/2052	5	4
Pool # BV0295, 3.50%, 2/1/2052	19	18
Pool # BV3950, 4.00%, 2/1/2052	10	9
Pool # BV6743, 4.50%, 5/1/2052	25	24
FNMA, Other
Pool # BS6144, 3.97%, 1/1/2029	20	19
Pool # BS4290, 1.95%, 10/1/2029	100	85
Pool # BL9748, 1.60%, 12/1/2029	5	4
Pool # AN8285, 3.11%, 3/1/2030	5	5
Pool # AM8544, 3.08%, 4/1/2030	5	4
Pool # BL9251, 1.45%, 10/1/2030	20	16
Pool # AM4789, 4.18%, 11/1/2030	18	17
Pool # BL9891, 1.37%, 12/1/2030	10	8
Pool # AN6149, 3.14%, 7/1/2032	40	36
Pool # BM3226, 3.44%, 10/1/2032 (d)	29	27
Pool # BS6985, IO, 4.92%, 11/1/2032 (e)	50	51
Pool # AN7923, 3.33%, 1/1/2033	10	9
Pool # AN9067, 3.51%, 5/1/2033	5	5
Pool # BS5511, 3.45%, 8/1/2033	25	23
Pool # BL1012, 4.03%, 12/1/2033	10	9
Pool # BL0900, 4.08%, 2/1/2034	10	10
Pool # AN4430, 3.61%, 1/1/2037	12	11
Pool # BF0230, 5.50%, 1/1/2058	21	21
Pool # BF0497, 3.00%, 7/1/2060	11	10
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	15	14
Pool # BR3929, 3.50%, 10/20/2050	8	8
Pool # BW1726, 3.50%, 10/20/2050	15	14
Pool # BS8546, 2.50%, 12/20/2050	28	23
Pool # BR3928, 3.00%, 12/20/2050	34	31
Pool # BU7538, 3.00%, 12/20/2050	28	25
Pool # CA8452, 3.00%, 2/20/2051	36	33
Pool # CB1543, 3.00%, 2/20/2051	28	25
Pool # CA3588, 3.50%, 2/20/2051	27	25
Pool # CA3563, 3.50%, 7/20/2051	15	13
Pool # CK1527, 3.50%, 12/20/2051	19	18
Pool # CJ8184, 3.50%, 1/20/2052	20	18
Pool # CK2716, 3.50%, 2/20/2052	15	13
GNMA II, Other Pool # 785183, 2.94%, 10/20/2070 (d)	19	17
Total Mortgage-Backed Securities (Cost $1,118)		955
Corporate Bonds — 4.6%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.70%, 2/1/2027	32	28
3.45%, 11/1/2028	3	3

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
Northrop Grumman Corp. 3.85%, 4/15/2045	7	5
Raytheon Technologies Corp. 2.25%, 7/1/2030	11	9
		45
Automobiles — 0.1%
General Motors Co. 6.80%, 10/1/2027	4	4
Hyundai Capital America 1.30%, 1/8/2026 (f)	5	4
		8
Banks — 0.5%
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (g)	11	10
(SOFR + 1.58%), 4.38%, 4/27/2028 (g)	5	5
(SOFR + 1.21%), 2.57%, 10/20/2032 (g)	5	4
(SOFR + 1.93%), 2.68%, 6/19/2041 (g)	21	14
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (g)	5	4
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (g)	11	10
(SOFR + 1.18%), 2.52%, 11/3/2032 (g)	5	4
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (g)	7	5
HSBC Holdings plc (United Kingdom) 6.10%, 1/14/2042	12	11
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.74%, 3/7/2029	11	10
Wells Fargo & Co.
(SOFR + 2.53%), 3.07%, 4/30/2041 (g)	12	8
(SOFR + 2.13%), 4.61%, 4/25/2053 (g)	5	4
Westpac Banking Corp. (Australia) 3.13%, 11/18/2041	4	3
		92
Beverages — 0.0% ^
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 3.75%, 7/15/2042	7	5
Biotechnology — 0.1%
AbbVie, Inc.
3.20%, 11/21/2029	4	4
4.05%, 11/21/2039	20	16
Amgen, Inc. 3.15%, 2/21/2040	7	5
		25
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	5	4
Capital Markets — 0.2%
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (g)	5	4
(SOFR + 1.11%), 2.64%, 2/24/2028 (g)	5	4
Macquarie Group Ltd. (Australia) (SOFR + 1.07%), 1.34%, 1/12/2027 (f) (g)	10	9
Morgan Stanley (ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (g)	7	6
S&P Global, Inc. 2.70%, 3/1/2029 (f)	6	5
		28

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — 0.0% ^
International Flavors & Fragrances, Inc. 3.47%, 12/1/2050 (f)	7	5
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc. Series CB, 2.50%, 3/15/2030	7	6
Consumer Finance — 0.3%
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (f)	5	4
5.50%, 1/15/2026 (f)	19	18
2.13%, 2/21/2026 (f)	5	4
2.53%, 11/18/2027 (f)	13	10
Capital One Financial Corp.
3.80%, 1/31/2028	11	10
(SOFR + 1.27%), 2.62%, 11/2/2032 (g)	5	4
Park Aerospace Holdings Ltd. (Ireland) 4.50%, 3/15/2023 (f)	5	5
		55
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	10	8
Diversified Financial Services — 0.0% ^
Corebridge Financial, Inc. 3.85%, 4/5/2029 (f)	5	4
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
3.50%, 6/1/2041	11	8
3.55%, 9/15/2055	4	3
Verizon Communications, Inc. 2.10%, 3/22/2028	5	4
		15
Electric Utilities — 0.5%
Edison International 5.75%, 6/15/2027	6	6
Emera US Finance LP (Canada) 4.75%, 6/15/2046	12	9
Evergy, Inc. 2.90%, 9/15/2029	11	9
Indiana Michigan Power Co. 3.25%, 5/1/2051	5	3
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (f)	7	7
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (f)	7	4
NRG Energy, Inc.
2.00%, 12/2/2025 (f)	5	4
2.45%, 12/2/2027 (f)	24	20
OGE Energy Corp. 0.70%, 5/26/2023	5	5
Pacific Gas and Electric Co.
2.95%, 3/1/2026	4	4
3.75%, 8/15/2042 (h)	4	3
4.30%, 3/15/2045	1	1
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	5	4
Series A-5, 5.10%, 6/1/2052	5	5
Union Electric Co. 3.90%, 4/1/2052	4	3
Vistra Operations Co. LLC 4.88%, 5/13/2024 (f)	7	7
		94

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	6	6
Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp. 2.95%, 1/15/2051	4	2
Brixmor Operating Partnership LP
2.25%, 4/1/2028	10	8
2.50%, 8/16/2031	5	4
Corporate Office Properties LP 2.75%, 4/15/2031	5	4
CubeSmart LP 2.00%, 2/15/2031	11	8
Digital Realty Trust LP 3.70%, 8/15/2027	7	7
Federal Realty Investment Trust 1.25%, 2/15/2026	7	6
Healthcare Realty Holdings LP 2.00%, 3/15/2031	7	5
Healthpeak Properties, Inc. 2.13%, 12/1/2028	6	5
Life Storage LP 2.40%, 10/15/2031	5	4
Office Properties Income Trust 2.40%, 2/1/2027	10	7
Physicians Realty LP 2.63%, 11/1/2031	5	4
Public Storage 1.95%, 11/9/2028	3	3
Realty Income Corp. 1.80%, 3/15/2033	5	4
Sabra Health Care LP 3.20%, 12/1/2031	5	4
Safehold Operating Partnership LP 2.85%, 1/15/2032	7	5
UDR, Inc.
2.10%, 8/1/2032	7	5
1.90%, 3/15/2033	5	3
WP Carey, Inc.
2.40%, 2/1/2031	11	8
2.45%, 2/1/2032	10	7
		103
Food & Staples Retailing — 0.1%
7-Eleven, Inc.
0.63%, 2/10/2023 (f)	15	15
0.95%, 2/10/2026 (f)	2	2
1.30%, 2/10/2028 (f)	2	1
2.50%, 2/10/2041 (f)	3	2
		20
Food Products — 0.1%
Kraft Heinz Foods Co.
4.63%, 10/1/2039	5	4
4.38%, 6/1/2046	3	2
Smithfield Foods, Inc. 3.00%, 10/15/2030 (f)	11	9
		15
Health Care Providers & Services — 0.3%
Banner Health 1.90%, 1/1/2031	4	3
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	5	3
Elevance Health, Inc. 2.25%, 5/15/2030	7	6
HCA, Inc. 5.25%, 6/15/2026	23	22
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	5	4

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
MultiCare Health System 2.80%, 8/15/2050	2	1
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	5	3
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	20	13
		55
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp. 3.35%, 3/12/2050	7	5
Independent Power and Renewable Electricity Producers — 0.1%
Southern Power Co. 5.15%, 9/15/2041	16	14
Insurance — 0.2%
American International Group, Inc. 4.38%, 6/30/2050	7	6
Athene Global Funding 1.45%, 1/8/2026 (f)	10	9
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	5	4
Brown & Brown, Inc. 2.38%, 3/15/2031	7	5
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (f)	7	4
F&G Global Funding 1.75%, 6/30/2026 (f)	5	4
New York Life Insurance Co. 3.75%, 5/15/2050 (f)	7	5
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (f)	5	4
Teachers Insurance & Annuity Association of America 3.30%, 5/15/2050 (f)	7	5
		46
Internet & Direct Marketing Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	5	4
IT Services — 0.0% ^
Global Payments, Inc. 3.20%, 8/15/2029	4	3
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	7	5
Media — 0.2%
Charter Communications Operating LLC
2.80%, 4/1/2031	11	8
3.50%, 6/1/2041	10	7
Comcast Corp.
3.25%, 11/1/2039	11	8
2.80%, 1/15/2051	3	2
Discovery Communications LLC 3.63%, 5/15/2030	11	9
		34
Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (f)	12	9
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	4	3
		12
Oil, Gas & Consumable Fuels — 0.2%
Boardwalk Pipelines LP 4.45%, 7/15/2027	5	5
BP Capital Markets America, Inc. 2.77%, 11/10/2050	11	7
Energy Transfer LP 5.00%, 5/15/2044 (h)	10	8
Enterprise Products Operating LLC 4.45%, 2/15/2043	5	4
Exxon Mobil Corp. 3.00%, 8/16/2039	11	8

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (f)	5	3
Gray Oak Pipeline LLC 3.45%, 10/15/2027 (f)	6	5
NGPL PipeCo LLC 3.25%, 7/15/2031 (f)	5	4
		44
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co. 4.13%, 6/15/2039	5	4
Merck & Co., Inc. 2.35%, 6/24/2040	7	5
Viatris, Inc. 3.85%, 6/22/2040	11	7
		16
Road & Rail — 0.1%
CSX Corp. 3.80%, 11/1/2046	5	4
Kansas City Southern 4.70%, 5/1/2048	3	2
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (f)	15	13
		19
Semiconductors & Semiconductor Equipment — 0.1%
Broadcom, Inc. 1.95%, 2/15/2028 (f)	9	8
KLA Corp. 3.30%, 3/1/2050	6	4
NXP BV (China) 3.25%, 5/11/2041	5	3
Xilinx, Inc. 2.38%, 6/1/2030	12	10
		25
Software — 0.1%
Oracle Corp. 3.80%, 11/15/2037	5	3
Roper Technologies, Inc. 1.75%, 2/15/2031	4	3
VMware, Inc. 4.70%, 5/15/2030	11	10
		16
Specialty Retail — 0.1%
Home Depot, Inc. (The) 4.95%, 9/15/2052	2	2
Lowe's Cos., Inc. 3.70%, 4/15/2046	7	5
Tractor Supply Co. 1.75%, 11/1/2030	8	6
		13
Tobacco — 0.1%
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	13	10
4.39%, 8/15/2037	5	4
3.73%, 9/25/2040	6	4
		18
Trading Companies & Distributors — 0.1%
Air Lease Corp.
3.38%, 7/1/2025	5	4
1.88%, 8/15/2026	15	13
		17

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc. 2.55%, 2/15/2031	17	13
Total Corporate Bonds (Cost $1,180)		897
Asset-Backed Securities — 3.6%
ACC Auto Trust Series 2021-A, Class A, 1.08%, 4/15/2027 (f)	30	30
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (f)	25	21
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	18	16
Series 2016-3, Class AA, 3.00%, 10/15/2028	10	8
Series 2021-1, Class B, 3.95%, 7/11/2030	14	11
AmeriCredit Automobile Receivables Trust Series 2018-3, Class D, 4.04%, 11/18/2024	15	15
Business Jet Securities LLC Series 2021-1A, Class A, 2.16%, 4/15/2036 (f)	74	65
CarMax Auto Owner Trust Series 2019-3, Class C, 2.60%, 6/16/2025	15	15
Carvana Auto Receivables Trust
Series 2019-4A, Class D, 3.07%, 7/15/2025 (f)	35	35
Series 2020-P1, Class C, 1.32%, 11/9/2026	15	13
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (f)	25	21
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	8	7
Drive Auto Receivables Trust Series 2020-1, Class D, 2.70%, 5/17/2027	35	34
DT Auto Owner Trust
Series 2021-1A, Class C, 0.84%, 10/15/2026 (f)	10	10
Series 2021-2A, Class C, 1.10%, 2/16/2027 (f)	25	24
Series 2021-4A, Class D, 1.99%, 9/15/2027 (f)	25	22
Exeter Automobile Receivables Trust Series 2021-2A, Class C, 0.98%, 6/15/2026	15	14
FHF Trust Series 2021-1A, Class A, 1.27%, 3/15/2027 (f)	16	15
First Investors Auto Owner Trust Series 2021-1A, Class B, 0.89%, 3/15/2027 (f)	10	10
Flagship Credit Auto Trust
Series 2021-1, Class B, 0.68%, 2/16/2027 (f)	10	10
Series 2020-4, Class C, 1.28%, 2/16/2027 (f)	10	10
GLS Auto Receivables Issuer Trust
Series 2020-4A, Class B, 0.87%, 12/16/2024 (f)	2	2
Series 2021-2A, Class B, 0.77%, 9/15/2025 (f)	10	10
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	6	6
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (f)	32	31
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (f)	61	58
Series 2021-3, Class A, 1.15%, 5/15/2029 (f)	51	49
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (f)	10	9
Santander Drive Auto Receivables Trust Series 2019-3, Class D, 2.68%, 10/15/2025	14	14
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	3	3
Series 2019-2, Class B, 3.50%, 5/1/2028	8	6
Series 2016-2, Class A, 3.10%, 10/7/2028	4	3
Series 2018-1, Class A, 3.70%, 3/1/2030	8	6
United Auto Credit Securitization Trust Series 2021-1, Class C, 0.84%, 6/10/2026 (f)	20	20
Veros Auto Receivables Trust Series 2021-1, Class A, 0.92%, 10/15/2026 (f)	20	20
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (f) (h)	70	65

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Westlake Automobile Receivables Trust Series 2020-3A, Class C, 1.24%, 11/17/2025 (f)	10	10
Total Asset-Backed Securities (Cost $771)		718
Collateralized Mortgage Obligations — 1.0%
Edition Dus aug32, 0.00%, 8/1/2032 (e)	50	49
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	6	7
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	2	3
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	7	7
Series 2019-7, Class CA, 3.50%, 11/25/2057	30	28
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	13	13
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	16	15
Series 2019-2, Class M55D, 4.00%, 8/25/2058 ‡	10	10
Series 2019-3, Class M55D, 4.00%, 10/25/2058 ‡	10	9
Series 2020-3, Class M5TW, 3.00%, 5/25/2060 ‡	25	23
Series 2020-3, Class TTW, 3.00%, 5/25/2060 ‡	29	27
Total Collateralized Mortgage Obligations (Cost $203)		191
Commercial Mortgage-Backed Securities — 0.9%
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 3.82%, 12/18/2037 (d) (f)	8	8
Series 2021-FL4, Class AS, 4.09%, 12/18/2037 (d) (f)	10	10
BPR Trust Series 2021-KEN, Class A, 4.07%, 2/15/2029 (d) (f)	20	19
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 4.08%, 7/25/2041 (d) (f)	29	27
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	14	13
Series K-1510, Class A2, 3.72%, 1/25/2031	5	5
FHLMC, Multi-Family WI Certificates Series K150, Class A2, 3.71%, 11/25/2032	15	14
FNMA ACES
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (d)	30	24
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	4	3
Series 2021-M3, Class X1, IO, 2.07%, 11/25/2033 (d)	86	8
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (d) (f)	10	9
Series 2016-K56, Class B, 4.08%, 6/25/2049 (d) (f)	5	5
Series 2016-K58, Class B, 3.87%, 9/25/2049 (d) (f)	25	23
Series 2017-K728, Class C, 3.77%, 11/25/2050 (d) (f)	10	10
KKR Industrial Portfolio Trust Series 2021-KDIP, Class B, 3.62%, 12/15/2037 ‡ (d) (f)	7	7
Total Commercial Mortgage-Backed Securities (Cost $205)		185

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 7.9%
Investment Companies — 7.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (i) (Cost $1,549)	1,549	1,549
Total Investments — 103.8% (Cost $22,610)		20,369
Liabilities in Excess of Other Assets — (3.8)%		(755)
NET ASSETS — 100.0%		19,614

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of September 30, 2022.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2022.

(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2022.
(h)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2022.

(i)	The rate shown is the current yield as of September 30, 2022.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
DJ US Real Estate Index	(3)	12/16/2022	USD	(95)	15
EURO STOXX 50 Index	(2)	12/16/2022	EUR	(64)	1
FTSE 100 Index	(1)	12/16/2022	GBP	(76)	2
MSCI EAFE E-Mini Index	(1)	12/16/2022	USD	(83)	9
MSCI Emerging Markets E-Mini Index	(8)	12/16/2022	USD	(349)	39
S&P 500 E-Mini Index	(1)	12/16/2022	USD	(180)	26
					92

Abbreviations
EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$718	$—	$718
Collateralized Mortgage Obligations	—	122	69	191
Commercial Mortgage-Backed Securities	—	178	7	185
Corporate Bonds	—	897	—	897
Exchange-Traded Funds	6,119	—	—	6,119
Investment Companies	8,003	—	—	8,003
Mortgage-Backed Securities	—	955	—	955
U.S. Treasury Obligations	—	1,752	—	1,752
Short-Term Investments
Investment Companies	1,549	—	—	1,549
Total Investments in Securities	$15,671	$4,622	$76	$20,369
Appreciation in Other Financial Instruments
Futures Contracts	$92	$—	$—	$92
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of June 30, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2022
Investments in Securities:
Asset-Backed Securities	$68	$—	$—	$—	$—	$—	$—	$(68)	$—
Collateralized Mortgage Obligations	76	—	(3)	—(a)	—	(4)	—	—	69
Commercial Mortgage-Backed Securities	7	—	—(a)	—	—	—	—	—	7
Total	$151	$—	$(3)	$—	$—	$(4)	$—	$(68)	$76

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(3).
There were no significant transfers into or out of level 3 for the period ended September 30, 2022.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$2,476	$220	$601	$21	$(195)	$1,921	45	$7	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	373	—	153	12	(30)	202	3	2	—

JPMorgan SmartRetirement® Blend 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	$2,451	$19	$580	$(26)	$(58)	$1,806	255	$19	$—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	464	5	190	(52)	37	264	49	4	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,236	—	171	(31)	(118)	916	67	—	—
JPMorgan Equity Index Fund Class R6 Shares (a)	4,798	372	1,224	172	(243)	3,875	72	17	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	309	2	174	(10)	14	141	17	2	—
JPMorgan High Yield Fund Class R6 Shares (a)	1,171	17	176	(13)	2	1,001	166	17	—
JPMorgan High Yield Research Enhanced ETF (a)	150	—	157	(17)	27	3	—(b)	2	—
JPMorgan Inflation Managed Bond ETF (a)	2,010	—	448	—(b)	(87)	1,475	33	23	—
JPMorgan U.S. Aggregate Bond ETF (a)	1,842	283	405	(44)	(25)	1,651	36	9	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (c)	2,278	2,870	3,599	—(b)	—	1,549	1,549	9	—
Total	$19,558	$3,788	$7,878	$12	$(676)	$14,804		$111	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of September 30, 2022.